Nature of the Business - Additional Information (Detail) $ in Thousands		3 Months Ended	9 Months Ended
	Jun. 09, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Oct. 31, 2023 Number	Jul. 12, 2023	May 19, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accumulated deficit		$ (468,490)	$ (468,490)				$ (489,432)		$ (383,542)
Cash and cash equivalents		105,842	105,842				$ 92,563	$ 115,968	$ 189,567
Cash payment of closing the transaction						$ 87,500
Gain loss on recognize assets sales	$ 83,736	$ 83,736	$ 3,764
Reduction in workforce, percentage					50.00%
Subsequent Event [Member]
Reduction in workforce, number | Number				11